Costs and Expenses by Nature - Disclosure of Cost and Expenses By Nature (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cost Of Sale [Member]
Statement [line items]
Raw material and products for resale	$ (20,694)
Depreciation, depletion and amortization	(12,036)
Production taxes	(9,741)
Employee compensation	(3,261)
Total	(45,732)
Selling Expenses [Member]
Statement [line items]
Materials, third-party services, freight, rent and other related costs	(3,664)
Depreciation, depletion and amortization	(549)
Employee compensation	(214)
Allowance for expected credit losses	(49)
Total	(4,476)
General And Administrative Expenses [Member]
Statement [line items]
Materials, third-party services, freight, rent and other related costs	(539)
Depreciation, depletion and amortization	(158)
Employee compensation	(1,427)
Total	$ (2,124)
Reclassification [Member] | Cost Of Sale [Member]
Statement [line items]
Raw material and products for resale		$ (26,810)	$ (27,388)
Depreciation, depletion and amortization		(10,954)	(12,309)
Production taxes		(10,905)	(7,895)
Employee compensation		(3,515)	(3,606)
Total		(52,184)	(51,198)
Reclassification [Member] | Selling Expenses [Member]
Statement [line items]
Materials, third-party services, freight, rent and other related costs		(3,445)	(3,033)
Depreciation, depletion and amortization		(145)	(75)
Employee compensation		(205)	(218)
Allowance for expected credit losses		(32)	(288)
Total		(3,827)	(3,614)
Reclassification [Member] | General And Administrative Expenses [Member]
Statement [line items]
Materials, third-party services, freight, rent and other related costs		(626)	(911)
Depreciation, depletion and amortization		(113)	(140)
Employee compensation		(1,500)	(1,605)
Total		$ (2,239)	$ (2,656)